Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Money market funds	€699,447	€—	€—
Term accounts	50,001	227,551	217,451
Cash and bank balances	242,161	103,731	63,589
	€991,609	€331,282	€281,040